Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ (7,709)	$ 1,153	$ (3,431)
Change in intent write-downs	(80)	(499)	(5,515)
Net other-than-temporary impairment losses recognized in earnings	(7,789)	654	(8,946)
Sales	39,830	64,916	33,806
Valuation and settlements of derivative instruments	(4,923)	52,724	(9,949)
Realized capital gains and losses	$ 27,118	$ 118,294	$ 14,911